Off-Balance Sheet Financial Instruments (Schedule of Fair Value, Off-balance Sheet Risks) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Financial instrument commitments	$ 113,117	$ 82,641
Commitments to grant loans [Member]
Loss Contingencies [Line Items]
Financial instrument commitments	44,970	22,210
Unfunded commitments under lines of credit [Member]
Loss Contingencies [Line Items]
Financial instrument commitments	62,228	54,789
Standby letters of credit [Member]
Loss Contingencies [Line Items]
Financial instrument commitments	$ 5,919	$ 5,642